SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Small Cap Core Fund
Effective until on or about February 12, 2018, the prospectus is supplemented as follows:
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	T	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	None	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	T	C	R6	INST	S
Management fee	0.67	0.67	0.67	0.67	0.67	0.67
Distribution/service (12b-1) fees	0.24	0.25	1.00	None	None	None
Other expenses[1]	0.43	0.53	0.41	0.51	0.40	0.47
Total annual fund operating expenses	1.34	1.45	2.08	1.18	1.07	1.14
Fee waiver/expense reimbursement	0.25	0.36	0.24	0.39	0.23	0.25
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09	1.09	1.84	0.79	0.84	0.89
1 ”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
The Advisor has contractually agreed through January 31, 2019 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses)
at 1.09%, 1.09%, 1.84%, 0.79%, 0.84% and 0.89% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	T	C	R6	INST	S
1	$680	$358	$287	$81	$86	$91
3	952	663	629	336	318	337
5	1,244	989	1,097	611	568	603
10	2,074	1,912	2,391	1,397	1,285	1,364
You would pay the following expenses if you did not redeem your shares:
Years	A	T	C	R6	INST	S
1	$680	$358	$187	$81	$86	$91
3	952	663	629	336	318	337
5	1,244	989	1,097	611	568	603
10	2,074	1,912	2,391	1,397	1,285	1,364

The following information replaces the similar existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus:
Joseph Axtell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.
Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

The following information replaces the existing similar disclosure under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:
February 1, 2018
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For Deutsche Small Cap Core Fund, the Advisor has contractually agreed through January 31, 2019 to waive fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 1.09%, 1.09%, 1.84%, 0.79%, 0.84% and 0.89% for Class A, Class T, Class C, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
The following information replaces the existing similar disclosure under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus:
Joseph Axtell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.
■	Joined Deutsche Asset Management in 2001 with 16 years of industry experience; previously, he served as a European Equities Portfolio Manager at Scudder Investments (which was later acquired by Deutsche Bank). Prior to joining, he worked as a Senior Analyst for International Equities at Merrill Lynch Investment Managers, as an International Research Analyst at PCM International and in various investment positions at Prudential Capital Corporation, Prudential-Bache Capital Funding and Prudential Equity Management Associates.
■	Portfolio Manager for Global Small Cap and US Small and Mid Cap Equities: New York.
■	BS from Carlson School of Management, University of Minnesota.
Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.
■	Joined Deutsche Asset Management in 2009.
■	Portfolio Manager and Equity Research Analyst: New York.
■	Previously, Business Intelligence Analyst, Corporate Executive Board (now owned by Gartner) from 2005-2007; Research Associate, Compass Lexecon (now owned by FTI Consulting) from 2003-2005.
■	BA in Ethics, Politics & Economics, Yale University; MBA (with distinction), Stephen M. Ross School of Business, University of Michigan.

February 1, 2018
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The following replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading of the “APPENDIX A” section of the fund’s prospectus:
Deutsche Small Cap Core Fund — Class A
	Maximum Sales Charge: 5.75%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.09%	-2.06%	$9,793.52	$679.74
2	10.25%	1.34%	1.52%	$10,151.96	$133.63
3	15.76%	1.34%	5.24%	$10,523.52	$138.53
4	21.55%	1.34%	9.09%	$10,908.68	$143.60
5	27.63%	1.34%	13.08%	$11,307.94	$148.85
6	34.01%	1.34%	17.22%	$11,721.81	$154.30
7	40.71%	1.34%	21.51%	$12,150.83	$159.95
8	47.75%	1.34%	25.96%	$12,595.55	$165.80
9	55.13%	1.34%	30.57%	$13,056.55	$171.87
10	62.89%	1.34%	35.34%	$13,534.42	$178.16
Total					$2,074.43
Deutsche Small Cap Core Fund — Class T
	Maximum Sales Charge: 2.50%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.09%	1.31%	$10,131.23	$358.35
2	10.25%	1.45%	4.91%	$10,490.88	$149.51
3	15.76%	1.45%	8.63%	$10,863.31	$154.82
4	21.55%	1.45%	12.49%	$11,248.96	$160.31
5	27.63%	1.45%	16.48%	$11,648.30	$166.01
6	34.01%	1.45%	20.62%	$12,061.81	$171.90
7	40.71%	1.45%	24.90%	$12,490.00	$178.00
8	47.75%	1.45%	29.33%	$12,933.40	$184.32
9	55.13%	1.45%	33.93%	$13,392.53	$190.86
10	62.89%	1.45%	38.68%	$13,867.97	$197.64
Total					$1,911.72
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Deutsche Small Cap Core Fund — Class C
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.84%	3.16%	$10,316.00	$186.91
2	10.25%	2.08%	6.17%	$10,617.23	$217.71
3	15.76%	2.08%	9.27%	$10,927.25	$224.06
4	21.55%	2.08%	12.46%	$11,246.33	$230.61
5	27.63%	2.08%	15.75%	$11,574.72	$237.34
6	34.01%	2.08%	19.13%	$11,912.70	$244.27
7	40.71%	2.08%	22.61%	$12,260.55	$251.40
8	47.75%	2.08%	26.19%	$12,618.56	$258.74
9	55.13%	2.08%	29.87%	$12,987.02	$266.30
10	62.89%	2.08%	33.66%	$13,366.24	$274.07
Total					$2,391.41
Deutsche Small Cap Core Fund — Class R6
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.79%	4.21%	$10,421.00	$80.66
2	10.25%	1.18%	8.19%	$10,819.08	$125.32
3	15.76%	1.18%	12.32%	$11,232.37	$130.10
4	21.55%	1.18%	16.61%	$11,661.45	$135.07
5	27.63%	1.18%	21.07%	$12,106.92	$140.23
6	34.01%	1.18%	25.69%	$12,569.40	$145.59
7	40.71%	1.18%	30.50%	$13,049.55	$151.15
8	47.75%	1.18%	35.48%	$13,548.04	$156.93
9	55.13%	1.18%	40.66%	$14,065.58	$162.92
10	62.89%	1.18%	46.03%	$14,602.88	$169.14
Total					$1,397.11
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Deutsche Small Cap Core Fund — Institutional Class
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.84%	4.16%	$10,416.00	$85.75
2	10.25%	1.07%	8.25%	$10,825.35	$113.64
3	15.76%	1.07%	12.51%	$11,250.79	$118.11
4	21.55%	1.07%	16.93%	$11,692.94	$122.75
5	27.63%	1.07%	21.52%	$12,152.47	$127.57
6	34.01%	1.07%	26.30%	$12,630.07	$132.59
7	40.71%	1.07%	31.26%	$13,126.43	$137.80
8	47.75%	1.07%	36.42%	$13,642.30	$143.21
9	55.13%	1.07%	41.78%	$14,178.44	$148.84
10	62.89%	1.07%	47.36%	$14,735.65	$154.69
Total					$1,284.95
Deutsche Small Cap Core Fund — Class S
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.89%	4.11%	$10,411.00	$90.83
2	10.25%	1.14%	8.13%	$10,812.86	$120.98
3	15.76%	1.14%	12.30%	$11,230.24	$125.65
4	21.55%	1.14%	16.64%	$11,663.73	$130.50
5	27.63%	1.14%	21.14%	$12,113.95	$135.53
6	34.01%	1.14%	25.82%	$12,581.55	$140.76
7	40.71%	1.14%	30.67%	$13,067.19	$146.20
8	47.75%	1.14%	35.72%	$13,571.59	$151.84
9	55.13%	1.14%	40.95%	$14,095.45	$157.70
10	62.89%	1.14%	46.40%	$14,639.54	$163.79
Total					$1,363.78
Please Retain This Supplement for Future Reference
February 1, 2018
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